UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

  /s/ Annette Emanuel                    Short Hills, NJ           8/11/00
 --------------------------              ---------------        --------------
       [Signature]                        [City, State]             Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                     ---

Form 13F Information Table Entry Total:              65
                                                     ---

Form 13F Information Table Value Total:       $ 251,499
                                              ----------
                                              (thousands)

List of Other Included Managers  NONE



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

          COLUMN 1                COLUMN 2     COLUMN 3     COLUMN 4    COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
          --------                --------     --------     --------    --------         --------     --------      --------

                                  TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER             CLASS        CUSIP       (x$1000)  PRN AMT PRN  CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
        --------------            --------      -----       --------  ------- ---  ----  ----------   --------  ---- ------ ----

AT&T Corp.                         COM          001957109    4,763   150,000  SH         SOLE                    150,000
Allstate Corp.                     COM          020002101    4,500   200,000  SH         SOLE                    200,000
Applied Power Inc.                 CL A         038225108    4,355   130,000  SH         SOLE                    130,000
Autozone Inc.                      COM          053332102   11,000   500,000  SH         SOLE                    500,000
Berkley WR Corp                    COM          084423102      639    34,100  SH         SOLE                     34,100
Brascan Corp.                      CL A
                                   LTD VT SH    10549P606    1,188   100,000  SH         SOLE                    100,000
Bush Boake Allen Inc.              COM          123162109    1,094    25,000  SH         SOLE                     25,000
Castle & Cooke Inc. New            COM          148433105    2,308   119,500  SH         SOLE                    119,500
Catellus Development Corp.         COM          149111106      870    58,000  SH         SOLE                     58,000
Central Newspapers, Inc.           CL A         154647101      316     5,000  SH         SOLE                      5,000
Chris-Craft Industries, Inc.       COM          170520100    5,344    80,900  SH         SOLE                     80,900
Citizens Communications Co.        COM          17453B101    6,709   388,900  SH         SOLE                    388,900
City Investing Co.                 Unit
  Liquidating Trust                Ben Int      177900107      357   278,600  SH         SOLE                    278,600
Columbia Energy Group              COM          197648108    1,969    30,000  SH         SOLE                     30,000
Commonwealth Telephone
  Enterprises, Inc.                COM          203349105    3,294    70,000  SH         SOLE                     70,000
Conoco Inc.                        CL B         208251405    2,948   120,000  SH         SOLE                    120,000
Crane Co.                          COM          224399105   12,601   518,300  SH         SOLE                    518,300
Devon Energy Corp. New             COM          25179M103   21,218   377,626  SH         SOLE                    377,626
Dun & Bradstreet Corp.
  (Delaware)                       COM          26483B106    8,665   302,700  SH         SOLE                    302,700
Eaton Corp.                        COM          278058102      804    12,000  SH         SOLE                     12,000
Efax.com                           COM          282012103       12    10,000  SH         SOLE                     10,000
Enstar Group Inc.                  COM          29358R107    1,515   102,715  SH         SOLE                    102,715
Fab Industries, Inc.               COM          302747100      181    17,000  SH         SOLE                     17,000
General Motors Corp.               COM          370442105    7,411   127,772  SH         SOLE                    127,772
General Motors Corp.               CL H NEW     370442832    9,620   327,966  SH         SOLE                    327,966
BF Goodrich Co.                    COM          382388106   12,583   369,400  SH         SOLE                    369,400
Granite Broadcasting
  Corp.                            COM          387241102      306    41,500  SH         SOLE                     41,500
Harcourt Gen Inc.                  COM          41163G101   10,875   200,000  SH         SOLE                    200,000
Hexcel Corp. New                   COM          428291108      989   104,100  SH         SOLE                    104,100
Huttig Building
  Products, Inc.                   COM          448451104    1,576   382,000  SH         SOLE                    382,000
Key Energy Services Inc.           COM          492914106    2,888   300,000  SH         SOLE                    300,000
Koger Equity Inc.                  COM          500228101      759    45,000  SH         SOLE                     45,000
Kroll-O'Gara Company               COM          501050108    1,839   275,000  SH         SOLE                    275,000
Lanier World Wide                  COM          51589L105      350   350,000  SH         SOLE                    350,000
Lincoln National Corp.             COM          534187109    3,613   100,000  SH         SOLE                    100,000
MGI Properties, Inc.               COM          552885105      293   130,000  SH         SOLE                    130,000
Medallion Financial Corp.          COM          583928106    3,992   258,600  SH         SOLE                    258,600
MediaOne Group Inc.                COM          58440J104    1,393    21,000  SH         SOLE                     21,000
Mellon Financial Corp              COM          58551A108      400    10,000  SH   Call  SOLE                     10,000
Montana Power Co.                  COM          612085100    3,550   100,000  SH         SOLE                    100,000
The MONY Group Inc.                COM          615337102    1,860    55,000  SH         SOLE                     55,000
Nashua Corporation                 COM          631226107    1,330   161,200  SH         SOLE                    161,200
Newhall Land & Farming Co.         Depositary
  (California)                     Receipts     651426108    2,650   100,000  SH         SOLE                    100,000
On Command Corporation             COM          682160106    1,781   125,000  SH         SOLE                    125,000
Pactiv Corp.                       COM          695257105    1,626   206,500  SH         SOLE                    206,500
J.C. Penney Company, Inc.          COM          708160106      645    35,000  SH         SOLE                     35,000
St. Joe Company                    COM          790148100    2,550    85,000  SH         SOLE                     85,000
Scripps Co. E.W. (Ohio)            CL A         811054204   21,178   430,000  SH         SOLE                    430,000
Sea Containers Limited             CL A         811371707    3,059   144,800  SH         SOLE                    144,800
Seagram Co. Ltd.                   COM          811850106    2,097    33,800  SH   Call  SOLE                     33,800
Southdown Inc.                     COM          841297104    3,321    57,500  SH         SOLE                     57,500
Southern Union Company New         COM          844030106    2,628   166,215  SH         SOLE                    166,215
Southwest Gas Corp.                COM          844895102    1,596    91,200  SH         SOLE                     91,200
Staff Leasing, Inc.                COM          852381102    3,716 1,043,200  SH         SOLE                   1,043,200
Stewart & Stevenson
  Services, Inc.                   COM          860342104    4,330   287,500  SH         SOLE                    287,500
Suburban Lodges of
  America Inc.                     COM          864444104    1,843   324,100  SH         SOLE                    324,100
Telephone & Data
  Systems Inc.                     COM          879433100   10,025   100,000  SH         SOLE                    100,000
Thermo Electron Corp.              COM          883556102    3,103   147,300  SH         SOLE                    147,300
Triad Hospitals Inc.               COM          89579K109    2,419   100,000  SH         SOLE                    100,000
Trizec Hahn Corporation            Sub Vtg      896938107    1,788   100,000  SH         SOLE                    100,000
United Asset Management
  Corp.                            COM          909420101    4,675   200,000  SH         SOLE                    200,000
United Dominion Industries
  Ltd.                             COM          909914103    4,486   263,900  SH         SOLE                    263,900
United States Cellular Corp.       COM          911684108    2,659    42,200  SH         SOLE                     42,200
Vornado Operating Co.              COM          92904N103      240    31,000  SH         SOLE                     31,000
Washington Post Company            CL B         939640108    6,807    14,240  SH         SOLE                     14,240

                                                           251,499
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